Related party balances and transactions - Principal transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Related party balances and transactions
Payments from technical assistance received	$ 14,061	$ 237,896	$ 177,667	$ 133,558
Administrative services	$ 39,095	661,447	667,600	586,542
Related parties
Related party balances and transactions
Payments from technical assistance received		237,896	177,667	133,458
Administrative services		50,300	24,834	23,420
Improvements to assets under concession			1,083,039	961,061
Related parties | Industrial warehouse
Related party balances and transactions
Capital Investment		$ 130,079	$ 52,550	$ 7,548